Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED JANUARY 2, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

1.	The section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.20%	0.21%	0.21%	0.20%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.09%	1.85%	1.35%	0.84%
Fee Waivers and/or Expense Reimbursements[3]	(0.04)%	(0.05)%	(0.05)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	1.30%	0.80%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2
Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class R3	Class I
1 Year	$577	$183	$132	$82
3 Years	$799	$574	$420	$262
5 Years	$1,041	$993	$732	$460
10 Years	$1,735	$2,163	$1,617	$1,031

Nuveen High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED JANUARY 2, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

1.	The section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.20%	0.21%	0.21%	0.20%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.09%	1.85%	1.35%	0.84%
Fee Waivers and/or Expense Reimbursements[3]	(0.04)%	(0.05)%	(0.05)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	1.30%	0.80%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2
Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class R3	Class I
1 Year	$577	$183	$132	$82
3 Years	$799	$574	$420	$262
5 Years	$1,041	$993	$732	$460
10 Years	$1,735	$2,163	$1,617	$1,031

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Nuveen High Income Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 577
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,041
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	577
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,735
Nuveen High Income Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	$ 183
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	2,163
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	574
5 Years	rr_ExpenseExampleNoRedemptionYear05	993
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,163
Nuveen High Income Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	1,617
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	420
5 Years	rr_ExpenseExampleNoRedemptionYear05	732
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,617
Nuveen High Income Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,031
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,031

[1]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.